Long Term Investment - Long term Investment in MaxEn (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012
Schedule of Equity Method Investments [Line Items]
Cash consideration for long term investment in MaxEn	$ 6,500
Long term investments in MaxEn	8,267	2,002
MaxEn [Member]
Schedule of Equity Method Investments [Line Items]
Cash consideration for long term investment in MaxEn	6,500
Share of loss recognized during the year	(1,427)
Exchange difference	192
Long term investments in MaxEn	$ 5,265